Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay-Versus-Performance
Table

Year	Summary Compensation Table Total for PEO 1	Compensation Actually Paid to PEO 2	Average Summary Compensation Table Total for Non-PEO Named Executive Officers 3	Average Compensation Actually Paid to Non-PEO Named Executive Officers 4	Value of Initial Fixed $100 Investment Based On:		Net Loss Attributable to Common Stockholders of BridgeBio 7	Company- Selected Measure (Revenue) 8
					Total Stockholder Return 5	Peer Group Total Stockholder Return 6
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$6,674,437	($11,343,340)	$2,957,392	($783,731)	$22	$114	($481,183,000)	$77,648,000
2021	$25,626,959	($132,750,009)	$8,677,297	($23,115,955)	$48	$126	($562,539,000)	$69,716,000
2020	$10,054,909	$151,056,692	$4,762,662	$18,433,250	$203	$126	($448,724,000)	$8,249,000

1
The dollar amounts reported in column (b) represent the amount of total compensation reported for Dr. Kumar (our “PEO”) for each
covered fiscal year in the “Total” column of the Summary Compensation Table for each applicable year. Please refer to “
Executive Compensation – 2022 Summary Compensation Table
.”

2
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Dr. Kumar, as computed in accordance with Item 402(v) of Regulation
S-K,
for each covered fiscal year. The dollar amounts do not reflect the actual amount of compensation earned or received by or paid to Dr. Kumar during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Dr. Kumar’s total compensation for each covered fiscal year to determine the “compensation actually paid” to him for such fiscal year:

Year	Reported Summary Compensation Table Total for PEO	Reported Grant Date Fair Value of Equity Awards in Summary Compensation Table (a)	Equity Award Adjustments (b)	Compensation Actually Paid to PEO
2022	$6,674,437	$4,571,519	($13,446,258)	($11,343,340)
2021	$25,626,959	$24,869,101	($133,507,867)	($132,750,009)
2020	$10,054,909	$8,668,509	$149,670,292	$151,056,692

(a)
The reported grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each covered fiscal year. This number is being subtracted from the Summary Compensation Table Total.

(b)
The equity award adjustments for each covered fiscal year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of all equity awards granted during the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (ii) the amount equal to the change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any equity awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (iii) for equity awards that are granted and vest in same covered fiscal year, the fair value as of the vesting date; (iv) for equity awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for equity awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year. No adjustments were made to pensions (not applicable). The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of All Outstanding and Unvested Equity Awards Granted during Covered Fiscal Year as of End of Covered Fiscal Year	Year over Year Change in Fair Value of Any Outstanding and Unvested Equity Awards Granted in Any Prior Fiscal Years as of End of Covered Fiscal Year	Fair Value as of Vesting Date of Equity Awards Granted and Vested in Same Covered Fiscal Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years that Vested in Covered Fiscal Year	Fair Value at End of Prior Fiscal Year of Any Outstanding and Unvested Equity Awards Granted in Any Prior Fiscal Years that Failed to Meet Vesting Conditions during Covered Fiscal Year	Dollar Value of Dividends or other Earnings Paid on Stock or Option Awards in Covered Fiscal Year Prior to Vesting Date Not Otherwise Included in Total Compensation for Covered Fiscal Year	Total Equity Award Adjustments

2022	$2,331,034	($9,046,557)	$1,680,058	($8,410,793)	$0	$0	($13,446,258)
2021	$4,391,483	($115,115,517)	$1,233,051	($24,016,884)	$0	$0	($133,507,867)
2020	$29,018,001	$117,768,876	$1,480,760	$1,402,654	$0	$0	$149,670,292

3
The dollar amounts reported in column (d) represent the average of the amounts of total compensation
reported for our NEOs as a group (excluding Dr. Kumar, who has served as our PEO since BridgeBio’s founding in April 2015) for each covered fiscal year in the “Total” column of the Summary Compensation Table for each applicable year. The names of each NEO (excluding Dr. Kumar) included for purposes of calculating the average amounts of total compensation in each covered fiscal year are as follows:

◾	for 2022, the average “compensation actually paid” comprised the compensation of Dr. Stephenson;

◾	for 2021, the average “compensation actually paid” comprised the compensation of Dr. Stephenson; and

◾	for 2020, the average “compensation actually paid” comprised the compensation of Dr. Stephenson, Michael Henderson, Cameron Turtle, Dr. Homcy, and Brian Stolz.

4
The
dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to our NEOs as a group (excluding Dr. Kumar), as computed in accordance with Item 402(v) of Regulation
S-K
for each covered fiscal year. The dollar amounts do not reflect the actual average amount of compensation earned or received by or paid to our NEOs as a group (excluding Dr. Kumar) during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to the average total compensation for each covered fiscal year to determine the “compensation actually paid” to our NEOs as a group (excluding Dr. Kumar) for such fiscal year, using the methodology described in Note 4(b) below:

Year	Average Reported Summary Compensation Table Total for Non-PEO Named Executive Officers	Average Reported Grant Date Fair Value of Equity Awards in Summary Compensation Table (a)	Equity Award Adjustments (b)	Average Compensation Actually Paid to Non-PEO Named Executive Officers
2022	$2,957,392	$1,807,692	($1,933,431)	($783,731)
2021	$8,677,297	$7,840,697	($23,952,555)	($23,115,955)
2020	$4,762,662	$3,584,600	$17,255,187	$18,433,250
(a)
The
average reported grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each covered fiscal year. This number is being subtracted from the Average Summary Compensation Table Total.

(b)
The equity award adjustments for each covered fiscal year include the addition (or subtraction, as applicable) of the following: (i) the average year-end
fair value of all equity awards granted during the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (ii) the amount equal to the average change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any equity award granted in any prior fiscal years that are outstanding and unvested as of the end of the covered fiscal year; (iii) for equity awards that are granted and vest in the same covered fiscal year, the average fair value as of the vesting date; (iv) for equity awards granted in prior fiscal years for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year, the amount equal to the average change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for equity awards that are granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the amount equal to the average fair value at the end of the prior fiscal year; (vi) the average dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year. No adjustments were made to pensions (not applicable).
The
amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of All Outstanding and Unvested Equity Awards Granted in Covered Fiscal Year as of End of Covered Fiscal Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted during Prior Fiscal Years as of End of Covered Fiscal Year	Fair Value as of Vesting Date of Equity Awards Granted and Vested in Same Covered Fiscal Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years that Vested in Covered Fiscal Year	Fair Value at End of Prior Fiscal Year of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions during Covered Fiscal Year	Dollar Value of Dividends or other Earnings Paid on Stock or Option Awards in Covered Fiscal Year Prior to Vesting Date not Otherwise Included in Total Compensation for Covered Fiscal Year	Total
Equity
Award Adjustments

2022	$ 921,753	($ 2,065,025 )	$ 664,333	($ 1,454,492 )	$ 0	$ 0	($ 1,933,431 )

2021	$ 1,481,790	($ 21,875,916 )	$ 400,738	($ 3,959,166 )	$ 0	$ 0	($ 23,952,555 )
2020	$ 6,194,039	$ 9,671,006	$ 2,590,929	$ 313,287	$ 1,514,074	$ 0	$ 17,255,187
Equity Award Valuations
: Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of date of grant. The valuation assumptions used to calculate the fair values of the stock options held by the PEO and NEOs as a group that vested during or were outstanding and unvested as of the end of each covered fiscal year materially differed from those valuation assumptions disclosed at the time of grant in the following respects: the expected term assumptions varied from 3.27 years to 6.92 years, risk-free interest rate assumptions varied from 0.2% to 4.1% and the stock price volatility assumptions varied from 39.0% to 51.8% depending on the specific stock option the fair value of which was being recalculated. Performance-based restricted stock unit (“PSU”) award grant date fair values are calculated using the stock price as of date of grant assuming probable performance. The valuation assumptions used to calculate the fair values of the PSU awards held by the NEOs as a group that were earned and vested during or were outstanding and unvested as of the end of each covered fiscal year have been adjusted using the stock price and performance accrual modifier as of year-end
and as of the date of vesting or (including the probable outcome of any such awards subject to performance conditions). Time-based restricted stock unit award grant date fair values were calculated using the stock price as of date of grant. The valuation assumptions used to calculate the fair values of the time-based restricted stock unit awards held by the PEO and NEOs as a group that vested during or were outstanding and unvested as of the end of each covered fiscal year have been adjusted using the stock price as of year-end
and as of each vesting date. The valuation assumptions used to calculate the fair values of the time-based restricted stock unit awards and PSU awards held by the NEOs (not applicable to the PEO) as a group that vested during or were outstanding and unvested as of the end of each covered fiscal year (including the probable outcome of any such awards subject to performance conditions) did not materially differ from those disclosed at the time of grant.

5
Cumulative total stockholder return “TSR” is calculated by dividing the sum of the cumulative amount of dividends during the measurement period, assuming dividend reinvestment, and the difference between our share price at the end of the applicable measurement period and the beginning of the measurement period (December 31, 2019) by our share price at the beginning of the measurement period.

6
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: Nasdaq Biotechnology Index.

7	The dollar amounts reported represent the amount of net loss attributable to common stockholders of BridgeBio reflected in our audited financial statements for each covered fiscal year.

8
“
Revenue” is defined as the sum of license and services revenue and product sales, as defined in our periodic reports filed with the SEC for each covered fiscal year. While we use numerous financial and non-financial
performance measures for the purpose of evaluating performance for our executive compensation program, we have determined that revenue is the financial performance measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by our investors to determine if the compensation actually paid to our PEO and other NEOs, for the most recently completed fiscal year, is aligned with our performance.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote [Text Block]
3
The dollar amounts reported in column (d) represent the average of the amounts of total compensation
reported for our NEOs as a group (excluding Dr. Kumar, who has served as our PEO since BridgeBio’s founding in April 2015) for each covered fiscal year in the “Total” column of the Summary Compensation Table for each applicable year. The names of each NEO (excluding Dr. Kumar) included for purposes of calculating the average amounts of total compensation in each covered fiscal year are as follows:

◾	for 2022, the average “compensation actually paid” comprised the compensation of Dr. Stephenson;

◾	for 2021, the average “compensation actually paid” comprised the compensation of Dr. Stephenson; and

◾	for 2020, the average “compensation actually paid” comprised the compensation of Dr. Stephenson, Michael Henderson, Cameron Turtle, Dr. Homcy, and Brian Stolz.

Peer Group Issuers, Footnote [Text Block]
6
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: Nasdaq Biotechnology Index.

PEO Total Compensation Amount	$ 6,674,437	$ 25,626,959	$ 10,054,909
PEO Actually Paid Compensation Amount	$ (11,343,340)	(132,750,009)	151,056,692
Adjustment To PEO Compensation, Footnote [Text Block]
2
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Dr. Kumar, as computed in accordance with Item 402(v) of Regulation
S-K,
for each covered fiscal year. The dollar amounts do not reflect the actual amount of compensation earned or received by or paid to Dr. Kumar during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Dr. Kumar’s total compensation for each covered fiscal year to determine the “compensation actually paid” to him for such fiscal year:

Year	Reported Summary Compensation Table Total for PEO	Reported Grant Date Fair Value of Equity Awards in Summary Compensation Table (a)	Equity Award Adjustments (b)	Compensation Actually Paid to PEO
2022	$6,674,437	$4,571,519	($13,446,258)	($11,343,340)
2021	$25,626,959	$24,869,101	($133,507,867)	($132,750,009)
2020	$10,054,909	$8,668,509	$149,670,292	$151,056,692

(a)
The reported grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each covered fiscal year. This number is being subtracted from the Summary Compensation Table Total.

(b)
The equity award adjustments for each covered fiscal year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of all equity awards granted during the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (ii) the amount equal to the change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any equity awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (iii) for equity awards that are granted and vest in same covered fiscal year, the fair value as of the vesting date; (iv) for equity awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for equity awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year. No adjustments were made to pensions (not applicable). The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of All Outstanding and Unvested Equity Awards Granted during Covered Fiscal Year as of End of Covered Fiscal Year	Year over Year Change in Fair Value of Any Outstanding and Unvested Equity Awards Granted in Any Prior Fiscal Years as of End of Covered Fiscal Year	Fair Value as of Vesting Date of Equity Awards Granted and Vested in Same Covered Fiscal Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years that Vested in Covered Fiscal Year	Fair Value at End of Prior Fiscal Year of Any Outstanding and Unvested Equity Awards Granted in Any Prior Fiscal Years that Failed to Meet Vesting Conditions during Covered Fiscal Year	Dollar Value of Dividends or other Earnings Paid on Stock or Option Awards in Covered Fiscal Year Prior to Vesting Date Not Otherwise Included in Total Compensation for Covered Fiscal Year	Total Equity Award Adjustments

2022	$2,331,034	($9,046,557)	$1,680,058	($8,410,793)	$0	$0	($13,446,258)
2021	$4,391,483	($115,115,517)	$1,233,051	($24,016,884)	$0	$0	($133,507,867)
2020	$29,018,001	$117,768,876	$1,480,760	$1,402,654	$0	$0	$149,670,292

Non-PEO NEO Average Total Compensation Amount	$ 2,957,392	8,677,297	4,762,662
Non-PEO NEO Average Compensation Actually Paid Amount	$ (783,731)	(23,115,955)	18,433,250
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
4
The
dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to our NEOs as a group (excluding Dr. Kumar), as computed in accordance with Item 402(v) of Regulation
S-K
for each covered fiscal year. The dollar amounts do not reflect the actual average amount of compensation earned or received by or paid to our NEOs as a group (excluding Dr. Kumar) during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to the average total compensation for each covered fiscal year to determine the “compensation actually paid” to our NEOs as a group (excluding Dr. Kumar) for such fiscal year, using the methodology described in Note 4(b) below:

Year	Average Reported Summary Compensation Table Total for Non-PEO Named Executive Officers	Average Reported Grant Date Fair Value of Equity Awards in Summary Compensation Table (a)	Equity Award Adjustments (b)	Average Compensation Actually Paid to Non-PEO Named Executive Officers
2022	$2,957,392	$1,807,692	($1,933,431)	($783,731)
2021	$8,677,297	$7,840,697	($23,952,555)	($23,115,955)
2020	$4,762,662	$3,584,600	$17,255,187	$18,433,250
(a)
The
average reported grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each covered fiscal year. This number is being subtracted from the Average Summary Compensation Table Total.

(b)
The equity award adjustments for each covered fiscal year include the addition (or subtraction, as applicable) of the following: (i) the average year-end
fair value of all equity awards granted during the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (ii) the amount equal to the average change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any equity award granted in any prior fiscal years that are outstanding and unvested as of the end of the covered fiscal year; (iii) for equity awards that are granted and vest in the same covered fiscal year, the average fair value as of the vesting date; (iv) for equity awards granted in prior fiscal years for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year, the amount equal to the average change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for equity awards that are granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the amount equal to the average fair value at the end of the prior fiscal year; (vi) the average dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year. No adjustments were made to pensions (not applicable).
The
amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of All Outstanding and Unvested Equity Awards Granted in Covered Fiscal Year as of End of Covered Fiscal Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted during Prior Fiscal Years as of End of Covered Fiscal Year	Fair Value as of Vesting Date of Equity Awards Granted and Vested in Same Covered Fiscal Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years that Vested in Covered Fiscal Year	Fair Value at End of Prior Fiscal Year of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions during Covered Fiscal Year	Dollar Value of Dividends or other Earnings Paid on Stock or Option Awards in Covered Fiscal Year Prior to Vesting Date not Otherwise Included in Total Compensation for Covered Fiscal Year	Total
Equity
Award Adjustments

2022	$ 921,753	($ 2,065,025 )	$ 664,333	($ 1,454,492 )	$ 0	$ 0	($ 1,933,431 )

2021	$ 1,481,790	($ 21,875,916 )	$ 400,738	($ 3,959,166 )	$ 0	$ 0	($ 23,952,555 )
2020	$ 6,194,039	$ 9,671,006	$ 2,590,929	$ 313,287	$ 1,514,074	$ 0	$ 17,255,187

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid and Company TSR
As demonstrated by the following graph, the amount of compensation actually paid to our CEO and the average amount of compensation actually paid to our other NEOs as a group (except Dr. Kumar) is generally aligned with our TSR over the period presented in the
Pay-Versus-Performance
Table. This alignment of compensation actually paid with our cumulative TSR over the period presented is because a significant portion of the compensation actually paid to our CEO and our other NEOs is comprised of equity awards. As described in more detail in “
Executive Compensation – Compensation Discussion and Analysis
,” in 2022, we set 83% of our CEO
and 78% of our CFO compensation, respectively at risk in the form of performance-based bonuses and time-based
equity awards to align the interests of our NEOs and stockholders.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid and Net Loss Attributable to Common Stockholders of BridgeBio
As demonstrated by the following graph, the amount of compensation actually paid to our CEO and the average amount of compensation actually paid to our other NEOs as a group (except Dr. Kumar) increased in 2022 (although still net negative), while our net loss attributable to common stockholders of BridgeBio also declined during that period. We do not use GAAP or non-GAAP
net loss as a financial performance measure in our overall executive compensation program, so there is at best, only an indirect correlation between our net loss and the various financial performance measures which we use when setting goals in our short-term incentive compensation program. As described in more detail in “
Executive Compensation – Compensation Discussion and Analysis
,” in 2022, we set 14% of our CEO and 17% of our CFO compensation at risk in the form of performance-based bonuses to align the interests of our NEOs and stockholders.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Compensation Actually Paid and Revenue
As demonstrated by the following graph, the amount of compensation actually paid to Dr. Kumar and the average amount of compensation actually paid to our other NEOs as a group (except Dr. Kumar) is generally aligned with our revenue over the period presented in the
Pay-Versus-Performance
table. As described above, “revenue” is our company selected measure for this analysis. While we use various financial and non-financial
performance measures for the purpose of evaluating the effectiveness of our executive compensation program, we have determined that revenue is the financial performance measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the
Pay-Versus-Performance
Table) used by our investors to determine if the compensation actually paid to Dr. Kumar and our other NEOs, for the most recently completed fiscal year, is aligned with our performance. The Compensation Committee and Board of Directors consider the totality of Company and individual performance and apply discretion in determining the annual performance bonus for our NEOs. As described in more detail in “
Executive
Compensation – Compensation Discussion and Analysis
,” in 2022, we set 83% of our CEO and 78% of our CFO compensation at risk in the form of performance-based bonuses and time-based equity awards to align the interests of our NEOs and stockholders.

Total Shareholder Return Vs Peer Group [Text Block]
Compensation Actually Paid and Company TSR
As demonstrated by the following graph, the amount of compensation actually paid to our CEO and the average amount of compensation actually paid to our other NEOs as a group (except Dr. Kumar) is generally aligned with our TSR over the period presented in the
Pay-Versus-Performance
Table. This alignment of compensation actually paid with our cumulative TSR over the period presented is because a significant portion of the compensation actually paid to our CEO and our other NEOs is comprised of equity awards. As described in more detail in “
Executive Compensation – Compensation Discussion and Analysis
,” in 2022, we set 83% of our CEO
and 78% of our CFO compensation, respectively at risk in the form of performance-based bonuses and time-based
equity awards to align the interests of our NEOs and stockholders.

Total Shareholder Return Amount	$ 22	48	203
Peer Group Total Shareholder Return Amount	114	126	126
Net Income (Loss)	$ (481,183,000)	$ (562,539,000)	$ (448,724,000)
Company Selected Measure Amount	77,648,000	69,716,000	8,249,000
PEO Name	Dr. Kumar
Net Loss Attributed To Common Stockholders, Footnote [Text Block]
7	The dollar amounts reported represent the amount of net loss attributable to common stockholders of BridgeBio reflected in our audited financial statements for each covered fiscal year.

PEO [Member] | Grant Date Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 4,571,519	$ 24,869,101	$ 8,668,509
PEO [Member] | Equity Award Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(13,446,258)	(133,507,867)	149,670,292
PEO [Member] | Year End Fair Value of All Outstanding and Unvested Equity Awards Granted during Covered Fiscal Year as of End of Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,331,034	4,391,483	29,018,001
PEO [Member] | Year over Year Change in Fair Value of Any Outstanding and Unvested Equity Awards Granted in Any Prior Fiscal Years as of End of Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(9,046,557)	(115,115,517)	117,768,876
PEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in Same Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,680,058	1,233,051	1,480,760
PEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years that Vested in Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(8,410,793)	(24,016,884)	1,402,654
PEO [Member] | Fair Value at End of Prior Fiscal Year of Any Outstanding and Unvested Equity Awards Granted in Any Prior Fiscal Years that Failed to Meet Vesting Conditions during Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Dollar Value of Dividends or other Earnings Paid on Stock or Option Awards in Covered Fiscal Year Prior to Vesting Date Not Otherwise Included in Total Compensation for Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Grant Date Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,807,692	7,840,697	3,584,600
Non-PEO NEO [Member] | Equity Award Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,933,431)	(23,952,555)	17,255,187
Non-PEO NEO [Member] | Year End Fair Value of All Outstanding and Unvested Equity Awards Granted during Covered Fiscal Year as of End of Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	921,753	1,481,790	6,194,039
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Any Outstanding and Unvested Equity Awards Granted in Any Prior Fiscal Years as of End of Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,065,025)	(21,875,916)	9,671,006
Non-PEO NEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in Same Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	664,333	400,738	2,590,929
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years that Vested in Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,454,492)	(3,959,166)	313,287
Non-PEO NEO [Member] | Fair Value at End of Prior Fiscal Year of Any Outstanding and Unvested Equity Awards Granted in Any Prior Fiscal Years that Failed to Meet Vesting Conditions during Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	1,514,074
Non-PEO NEO [Member] | Dollar Value of Dividends or other Earnings Paid on Stock or Option Awards in Covered Fiscal Year Prior to Vesting Date Not Otherwise Included in Total Compensation for Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0